Administrative Expenses - Schedule of Administrative Expenses (Details) - Administrative Expenses [Member] - USD ($)		3 Months Ended		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Administrative Expenses - Schedule of Administrative Expenses (Details) [Line Items]
Audit, legal and accountancy fees		$ (421,986)	$ (532,026)	$ (765,386)	$ (1,225,877)
Payroll Expenses		(345,304)	(236,535)	(620,413)	(417,493)
Insurance		(254,398)	(106,755)	(490,536)	(248,696)
Professional fees		(187,824)	(93,910)	(376,685)	(267,381)
Amortization of intangible assets		(133,247)	(142,218)	(265,003)	(280,329)
Other office and administrative expenses		(73,066)	(28,411)	(142,426)	(90,764)
Taxes		(60,636)	(6,418)	(71,535)	(6,418)
Travel Expenses		(49,261)	(48,626)	(68,203)	(85,209)
Amortization of right-of-use assets		(7,040)	(4,693)	(14,079)	(4,693)
Depreciation of fixed assets		(7,691)	(2,230)	(12,723)	(6,283)
Equity settled share-based payment	[1]	583,607	(483,527)	281,807	(915,624)
Total Administrative expenses		$ (956,846)	$ (1,685,349)	$ (2,545,182)	$ (3,548,767)

[1]	As of December 31, 2024, the Company recognized an income of $0.6 million related to the reversal of previously recognized share-based payment expenses. This adjustment arose due to the non-fulfillment of specific performance milestones required for some participants to earn the associated benefits under the share-based compensation plan whose first milestone was to be measured as of December 31, 2024. As a result, the previously accrued expense was reversed in accordance with IFRS 2 – Share-based Payment, recognizing the corresponding impact in the statement of profit or loss under administrative expenses.